As filed with the Securities and Exchange Commission on August 12 , 2021

File Nos. 333-215942 and 811-22398

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A
REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 63	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 67	☒

 (Check appropriate box or boxes)

Spinnaker ETF Series
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

Paracorp Incorporated
2140 S. DuPont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

With Copies to:

Terrence O. Davis, Esq. Greenberg Traurig, LLP 3333 Piedmont RD., NE Suite 2500 Atlanta, GA 30305	Tanya Boyle, Esq. Greenberg Traurig, LLP 2200 Ross Avenue, Suite 5200 Dallas, TX 75201	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802

As soon as practicable after the Effective Date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on August 20 , 2021 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File Nos. 333-215942 and 811-22398

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 20 , 2021 as the new effective date for Post-Effective Amendment No. 53 to the Registration Statement filed on May 7, 2021 for The Hydrogen Economy ETF. The effectiveness of the Registration Statement was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
61	July 20, 2021	July 30, 2021
62	July 29, 2021	August 13, 2021

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 53 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 12 th day of August 2021.

SPINNAKER ETF SERIES

By:	/s/ Katherine M. Honey*
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas Galloway*	Trustee and Chairman	August 12 , 2021
Thomas Galloway

/s/ Jesse Samuel Eberdt, III*	Trustee	August 12 , 2021
Jesse Samuel Eberdt, III

/s/ Katherine M. Honey*	President and Principal Executive Officer	August 12 , 2021
Katherine M. Honey

/s/Ashley H. Lanham* Ashley H. Lanham	Treasurer, Principal Financial Officer, and Principal Accounting Officer	August 12 ,2021

/s/ Tracie A. Coop
*By: Tracie A. Coop
Attorney-in-Fact pursuant to Powers of Attorney, dated December 17, 2019, as filed on January 8, 2020 and the Power-of-Attorney dated September 22, 2020 incorporated by reference to Post-Effective Amendment No. 50 filed on December 16, 2020.